Accrued Liabilities - Components of Accrued Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Abstract]
Employee-related liabilities		$ 54.0	$ 40.6
Customer-related liabilities		19.3	19.0
Accrued interest payable		6.2	0.0
Restructuring liabilities		3.7	3.6
Accrued fixed assets			4.1
Other		17.5	8.1
Total accrued liabilities	$ 99.8	$ 100.7	$ 75.4